Interest-bearing bank borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings

	Interest rate	Maturity	2021	Changes in liabilities arising from financing activities	2022
			RMB’000	RMB’000	RMB’000

Current interest-bearing loans
LPR+80BP interest-bearing loan	LPR+80BP	July 1, 2023	—	20,000	20,000
LPR+185BP interest-bearing loan	LPR+185BP	December 27, 2023	—	18,000	18,000

Total current interest-bearing loans			—	38,000	38,000

Non-current interest-bearing loans
LPR+80BP interest-bearing loan	LPR+80BP	July 1, 2024	—	20,000	20,000
LPR+80BP interest-bearing loan	LPR+80BP	June 30, 2025	—	445,155	445,155

Total non-current interest-bearing loan			—	465,155	465,155

Total interest-bearing loans			—	503,155	503,155